Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited)

March 31, 2024

	Shares/ Principal	Fair Value
Common Stocks - 85.9%
Aerospace & Defense - 1.0%
Airbus SE	2,031	$374,471
BAE Systems PLC	25,261	430,639
CAE, Inc. *	3,667	75,792
Dassault Aviation SA	523	115,227
Elbit Systems Ltd.	89	18,659
Embraer SA *	9,191	61,254
Leonardo SpA	2,282	57,375
Rolls-Royce Holdings PLC *	54,158	291,927
Thales SA	194	33,115
		1,458,459
Air Freight & Logistics - 0.5%
CJ Logistics Corp.	69	6,135
Deutsche Post AG	1,871	80,656
DSV A/S	2,465	400,453
NIPPON EXPRESS HOLDINGS, Inc.	2,400	122,248
ZTO Express Cayman, Inc., ADR	3,427	71,761
		681,253
Automobile Components - 0.3%
Continental AG	379	27,384
Denso Corp.	8,500	162,030
HL Mando Co. Ltd.	497	12,589
Hyundai Mobis Co. Ltd.	743	144,323
Magna International, Inc.	1,402	76,448
Valeo SE	4,149	51,934
		474,708
Automobiles - 3.2%
Bayerische Motoren Werke AG	3,292	380,281
BYD Co. Ltd., Class A	8,117	234,027
BYD Co. Ltd., Class H	10,500	270,467
Ferrari NV	763	332,912
Geely Automobile Holdings Ltd.	73,000	86,185
Great Wall Motor Co. Ltd., Class H	55,000	61,139
Honda Motor Co. Ltd.	14,600	179,769
Hyundai Motor Co.	285	50,173
Kia Corp.	1,428	118,801
Li Auto, Inc., Class A *	5,300	82,143
Mercedes-Benz Group AG	8,608	686,185
Nissan Motor Co. Ltd.	37,300	147,184
SAIC Motor Corp. Ltd., Class A	74,600	154,310
Stellantis NV	11,393	324,161
Subaru Corp.	4,500	101,867
Suzuki Motor Corp.	8,800	100,068
Toyota Motor Corp.	43,700	1,098,961
		4,408,633
Banks - 9.8%
ABN AMRO Bank NV, CVA (a)	2,674	45,774
Absa Group Ltd.	8,658	67,728
Agricultural Bank of China Ltd., Class A	94,000	54,235
Banco Bilbao Vizcaya Argentaria SA	29,582	352,712
Banco Bradesco SA	14,933	38,067

	Shares/ Principal	Fair Value

Banks (continued)
Banco Comercial Portugues SA, Class R *	48,496	$16,373
Banco de Sabadell SA	62,179	97,708
Banco Santander Brasil SA	9,764	55,613
Banco Santander SA	191,952	937,344
Bank Central Asia TBK PT	656,000	416,853
Bank Hapoalim BM	17,030	160,274
Bank Leumi Le-Israel BM	4,473	37,323
Bank Mandiri Persero TBK PT	449,100	205,360
Bank Negara Indonesia Persero TBK PT	87,800	32,672
Bank of China Ltd., Class H	229,000	94,509
Bank of Montreal	1,563	152,748
Bank of Nova Scotia (The)	6,030	312,228
Bank Rakyat Indonesia Persero TBK PT	530,600	202,468
Bankinter SA	7,501	54,942
Barclays PLC	100,893	233,494
BAWAG Group AG *,(a)	2,013	127,616
BNP Paribas SA	4,445	316,168
BOC Hong Kong Holdings Ltd.	48,000	128,487
CaixaBank SA	43,993	213,473
Canadian Imperial Bank of Commerce	14,584	740,058
Capitec Bank Holdings Ltd.	595	65,852
China CITIC Bank Corp. Ltd., Class H	83,000	44,223
China Construction Bank Corp., Class H	607,000	366,071
China Merchants Bank Co. Ltd., Class H	41,500	164,113
CIMB Group Holdings BHD	53,200	73,623
Commonwealth Bank of Australia	656	51,502
Credit Agricole SA	11,479	171,281
DBS Group Holdings Ltd.	1,300	34,706
DNB Bank ASA	765	15,168
Erste Group Bank AG	4,832	215,527
Grupo Financiero Banorte SAB de CV, Class O	16,871	179,015
Hana Financial Group, Inc.	697	30,495
Hong Leong Bank BHD	4,200	17,180
HSBC Holdings PLC	83,895	656,018
Industrial & Commercial Bank of China Ltd., Class H	355,000	178,714
ING Groep NV	14,916	245,602
Intesa Sanpaolo SpA	85,508	310,568
Japan Post Bank Co. Ltd.	7,600	81,602
KakaoBank Corp.	1,396	29,138
KB Financial Group, Inc.	1,199	62,611
KBC Group NV	148	11,096
Lloyds Banking Group PLC	501,088	327,640
Malayan Banking BHD	108,000	220,199
Mediobanca Banca di Credito Finanziario SpA	19,626	292,718
Mitsubishi UFJ Financial Group, Inc.	66,300	672,440
Mizrahi Tefahot Bank Ltd.	1,969	74,112

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2024

	Shares/ Principal	Fair Value

Banks (continued)
Mizuho Financial Group, Inc.	22,100	$436,320
National Australia Bank Ltd.	1,215	27,458
Nedbank Group Ltd.	2,444	29,513
Nordea Bank Abp	5,221	59,037
OTP Bank Nyrt	4,558	209,878
Postal Savings Bank of China Co. Ltd., Class H (a)	40,000	20,903
Public Bank BHD	211,900	188,485
Resona Holdings, Inc.	11,200	68,971
RHB Bank BHD	73,700	87,823
Royal Bank of Canada	5,805	586,055
Shinhan Financial Group Co. Ltd.	2,179	76,397
Societe Generale SA	9,544	255,730
Standard Bank Group Ltd.	17,496	171,151
Standard Chartered PLC	12,625	107,078
Sumitomo Mitsui Financial Group, Inc.	13,400	781,980
Sumitomo Mitsui Trust Holdings, Inc.	5,000	107,635
TMBThanachart Bank PCL, NVDR	488,400	24,361
Toronto-Dominion Bank (The)	3,134	189,325
UniCredit SpA	9,579	363,897
United Overseas Bank Ltd.	6,700	145,508
		13,622,946
Beverages - 0.7%
Ambev SA	70,618	176,631
Arca Continental SAB de CV	5,506	60,106
Asahi Group Holdings Ltd.	500	18,316
China Resources Beer Holdings Co. Ltd.	4,000	18,425
Coca-Cola Femsa SAB de CV	6,091	58,771
Fomento Economico Mexicano SAB de CV	12,714	164,943
Kirin Holdings Co. Ltd.	500	6,944
Kweichow Moutai Co. Ltd., Class A	500	117,721
Pernod Ricard SA	1,043	168,910
Primo Water Corp.	5,082	92,608
Suntory Beverage & Food Ltd.	1,100	37,155
		920,530
Biotechnology - 0.8%
Akeso, Inc. *,(a)	3,000	17,882
Argenx SE *	162	64,053
BeiGene Ltd. *	1,600	19,442
Celltrion, Inc.	758	103,488
CSL Ltd.	2,896	543,982
Genmab A/S *	552	166,563
Grifols SA *	5,600	50,428
Innovent Biologics, Inc. *,(a)	7,000	33,719
Swedish Orphan Biovitrum AB *	3,400	84,963
Zai Lab Ltd. *	4,030	6,642
		1,091,162
Broadline Retail - 1.7%
Alibaba Group Holding Ltd.	90,600	813,223

	Shares/ Principal	Fair Value

Broadline Retail (continued)
Dollarama, Inc.	3,972	$302,879
J Front Retailing Co. Ltd.	1,600	17,729
JD.com, Inc., Class A	15,950	219,896
Naspers Ltd., Class N	604	107,094
Pan Pacific International Holdings Corp.	6,900	182,593
PDD Holdings, Inc., ADR *	803	93,349
Prosus NV *	11,828	371,411
Rakuten Group, Inc. *	9,600	54,297
Vipshop Holdings Ltd., ADR	3,955	65,455
Wesfarmers Ltd.	336	14,994
Woolworths Holdings Ltd.	22,801	71,294
		2,314,214
Building Products - 0.7%
Assa Abloy AB, Class B	23,535	675,944
Cie de Saint-Gobain SA	1,088	84,521
Kingspan Group PLC	1,598	145,764
		906,229
Capital Markets - 1.9%
Amundi SA (a)	1,875	128,891
B3 SA - Brasil Bolsa Balcao	55,849	133,889
Brookfield Corp.	6,365	266,594
China International Capital Corp. Ltd., Class H (a)	20,000	23,715
China Merchants Securities Co. Ltd., Class A	14,100	27,000
Deutsche Boerse AG	1,678	343,691
Euronext NV (a)	2,066	196,799
Guotai Junan Securities Co. Ltd., Class A	10,100	19,914
Huatai Securities Co. Ltd., Class A	40,300	77,060
IG Group Holdings PLC	5,344	49,281
IGM Financial, Inc.	862	22,250
London Stock Exchange Group PLC	3,000	359,647
Macquarie Group Ltd.	4,560	594,096
Nomura Holdings, Inc.	13,300	84,733
Reinet Investments SCA	690	16,697
SBI Holdings, Inc.	1,000	26,132
Shenwan Hongyuan Group Co. Ltd., Class A	29,400	17,980
UBS Group AG	8,651	266,436
		2,654,805
Chemicals - 1.7%
Air Liquide SA	2,918	607,724
Arkema SA	351	36,975
Asahi Kasei Corp.	7,500	54,858
Covestro AG *,(a)	851	46,579
Evonik Industries AG	4,216	83,439
Givaudan SA	53	236,314
Hengli Petrochemical Co. Ltd., Class A *	13,000	24,642

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2024

	Shares/ Principal	Fair Value

Chemicals (continued)
Hyosung Advanced Materials Corp.	30	$7,599
Johnson Matthey PLC	1,862	42,080
Kansai Paint Co. Ltd.	1,300	18,541
LG Chem Ltd.	525	171,588
Mitsubishi Chemical Group Corp.	21,300	129,380
Nippon Paint Holdings Co. Ltd.	2,200	15,765
Nitto Denko Corp.	1,000	91,017
Novozymes A/S, Class B	1,988	116,635
Nutrien Ltd.	1,670	90,815
Shin-Etsu Chemical Co. Ltd.	5,600	244,432
Sika AG	596	177,735
Sumitomo Chemical Co. Ltd.	8,700	18,872
Syensqo SA *	498	47,211
Wanhua Chemical Group Co. Ltd., Class A	4,100	45,638
		2,307,839
Commercial Services & Supplies - 0.2%
Brambles Ltd.	28,201	297,133
Element Fleet Management Corp.	980	15,852
		312,985
Construction & Engineering - 1.2%
China Railway Group Ltd., Class A	44,100	41,553
Eiffage SA	2,695	306,050
Ferrovial SE	844	33,434
JGC Holdings Corp.	1,600	15,646
Kajima Corp.	5,700	116,565
Metallurgical Corp. of China Ltd., Class A	34,100	16,183
Obayashi Corp.	2,900	34,366
Stantec, Inc.	4,290	356,515
Vinci SA	4,268	547,417
Worley Ltd.	11,540	126,106
WSP Global, Inc.	725	120,950
		1,714,785
Construction Materials - 1.0%
Cemex SAB de CV, Series CPO *	95,106	83,938
CRH PLC	2,060	177,685
Heidelberg Materials AG	1,688	185,859
Holcim AG *	9,373	849,783
James Hardie Industries PLC *	3,134	125,969
		1,423,234
Consumer Finance - 0.0%†
JMT Network Services PCL, NVDR	11,800	7,212
Marui Group Co. Ltd.	2,600	41,582
Muangthai Capital PCL, NVDR	8,800	11,215
		60,009
Consumer Staples Distribution & Retail - 1.2%
Aeon Co. Ltd.	3,200	75,779
Alimentation Couche-Tard, Inc.	5,972	341,175

	Shares/ Principal	Fair Value

Consumer Staples Distribution & Retail (continued)
Carrefour SA	17,972	$308,130
Clicks Group Ltd.	2,219	34,699
Empire Co. Ltd., Class A	5,873	143,565
George Weston Ltd.	193	26,101
Marks & Spencer Group PLC	10,447	34,986
Raia Drogasil SA	5,338	29,303
Tesco PLC	150,294	563,121
Wal-Mart de Mexico SAB de CV	16,686	67,259
Woolworths Group Ltd.	3,676	79,549
		1,703,667
Containers & Packaging - 0.0%†
Smurfit Kappa Group PLC	767	35,015
Diversified Consumer Services - 0.0%†
Cogna Educacao SA *	29,080	13,827
New Oriental Education & Technology Group, Inc. *	3,200	27,864
		41,691
Diversified REITs - 0.0%†
British Land Co. PLC (The)	13,211	65,954
Diversified Telecommunication Services - 1.3%
BT Group PLC	93,421	129,402
China Tower Corp. Ltd., Class H (a)	112,000	12,879
Deutsche Telekom AG	36,885	896,305
KT Corp.	2,015	56,802
Nippon Telegraph & Telephone Corp.	190,300	226,331
Singapore Telecommunications Ltd.	155,900	292,255
Telecom Italia SpA *	55,289	13,441
Telefonica Brasil SA	1,454	14,672
Telefonica SA	12,901	56,972
Telekom Malaysia BHD	38,800	49,269
		1,748,328
Electric Utilities - 0.9%
Acciona SA	1,290	157,223
CPFL Energia SA	16,341	113,803
Enel SpA	115,953	766,278
Energisa S/A	584	1,790
Energisa SA	4,781	45,847
Equatorial Energia SA	3,858	25,203
Light SA *	4,100	4,267
Tenaga Nasional BHD	45,700	108,529
		1,222,940
Electrical Equipment - 1.8%
ABB Ltd.	25,248	1,174,241
Legrand SA	296	31,399
Mitsubishi Electric Corp.	4,400	73,307
Nidec Corp.	5,100	209,736
Schneider Electric SE	2,818	638,057
Siemens Energy AG *	2,263	41,561

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2024

	Shares/ Principal	Fair Value

Electrical Equipment (continued)
Signify NV (a)	3,987	$123,064
Vestas Wind Systems A/S *	2,167	60,556
WEG SA	18,104	138,559
		2,490,480
Electronic Equipment, Instruments & Components - 1.4%
Avary Holding Shenzhen Co. Ltd., Class A	4,900	16,014
BOE Technology Group Co. Ltd., Class A	857,300	478,027
Celestica, Inc. *	3,804	171,078
Delta Electronics Thailand PCL, NVDR	23,000	45,543
Halma PLC	1,002	29,974
Hexagon AB, Class B	28,570	338,535
Keyence Corp.	100	46,311
LG Innotek Co. Ltd.	177	25,967
Lingyi iTech Guangdong Co., Class A	20,400	15,383
Murata Manufacturing Co. Ltd.	10,600	198,525
Omron Corp.	2,400	85,505
Samsung Electro-Mechanics Co. Ltd.	893	99,432
Samsung SDI Co. Ltd.	658	233,385
Shimadzu Corp.	3,000	83,313
Spectris PLC	636	26,569
Sunny Optical Technology Group Co. Ltd.	5,400	27,564
TDK Corp.	700	34,190
		1,955,315
Energy Equipment & Services - 0.0%†
Saipem SpA *	7,484	18,283
Tenaris SA	2,600	51,429
		69,712
Entertainment - 0.5%
Bilibili, Inc., Class Z *	660	7,446
Krafton, Inc. *	54	10,028
NCSoft Corp.	161	24,636
NetEase, Inc.	13,760	286,226
Netmarble Corp. *,(a)	287	13,452
Nexon Co. Ltd.	1,300	21,560
Nintendo Co. Ltd.	4,400	240,111
Toho Co. Ltd.	1,600	53,060
Ubisoft Entertainment SA *	2,677	56,392
		712,911
Financial Services - 1.1%
Adyen NV *,(a)	63	106,687
Cielo SA	53,228	57,316
FirstRand Ltd.	37,438	122,044
Groupe Bruxelles Lambert NV	1,875	141,872
Industrivarden AB, Class A	2,448	84,274
Industrivarden AB, Class C	5,542	190,787
Investor AB, Class B	17,710	444,961
Mitsubishi HC Capital, Inc.	8,700	60,503

	Shares/ Principal	Fair Value

Financial Services (continued)
ORIX Corp.	14,500	$315,973
Sofina SA	85	19,094
Worldline SA *,(a)	1,476	18,300
		1,561,811
Food Products - 2.2%
Chocoladefabriken Lindt & Spruengli AG	19	227,612
Danone SA	5,704	368,942
Grupo Bimbo SAB de CV, Series A	20,598	97,242
Kerry Group PLC, Class A	559	47,959
Kuala Lumpur Kepong BHD	6,300	29,683
Minerva SA	20,313	27,514
Nestle SA	20,647	2,194,904
QL Resources BHD	10,350	12,858
		3,006,714
Gas Utilities - 0.2%
Beijing Enterprises Holdings Ltd.	10,000	29,004
China Resources Gas Group Ltd.	4,000	12,751
ENN Energy Holdings Ltd.	6,200	47,769
Korea Gas Corp. *	1,943	39,329
Kunlun Energy Co. Ltd.	22,000	18,356
Snam SpA	40,289	190,409
		337,618
Ground Transportation - 0.9%
Canadian National Railway Co.	2,295	302,501
Central Japan Railway Co.	20,000	495,821
Daqin Railway Co. Ltd., Class A	20,300	20,560
Localiza Rent a Car SA	1,604	17,618
TFI International, Inc.	2,231	356,102
		1,192,602
Health Care Equipment & Supplies - 0.6%
Alcon, Inc.	476	39,498
Cochlear Ltd.	1,244	273,926
Demant A/S *	353	17,531
Fisher & Paykel Healthcare Corp. Ltd.	3,264	50,078
Hartalega Holdings BHD *	31,600	18,361
Hoya Corp.	1,200	149,341
Koninklijke Philips NV *	5,960	119,763
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	1,500	58,089
Sonova Holding AG	537	155,669
Terumo Corp.	1,000	18,233
		900,489
Health Care Providers & Services - 0.1%
Amplifon SpA	935	34,131
IHH Healthcare BHD	81,600	103,961
Sonic Healthcare Ltd.	2,121	40,696
		178,788
Hotels, Restaurants & Leisure - 1.9%
Accor SA	662	30,958

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2024

	Shares/ Principal	Fair Value

Hotels, Restaurants & Leisure (continued)
Amadeus IT Group SA	2,858	$183,470
Aristocrat Leisure Ltd.	18,406	516,347
Compass Group PLC	3,776	110,808
Evolution AB (a)	482	59,981
Flight Centre Travel Group Ltd.	11,841	168,793
Jiumaojiu International Holdings Ltd. (a)	10,000	7,206
Just Eat Takeaway.com NV *,(a)	5,856	86,886
Meituan, Class B *,(a)	40,610	502,277
Oriental Land Co. Ltd.	7,000	223,721
Restaurant Brands International, Inc.	4,899	389,422
Sands China Ltd. *	17,600	49,586
Skylark Holdings Co. Ltd. *	9,800	155,115
Trip.com Group Ltd. *	2,645	116,662
		2,601,232
Household Durables - 0.7%
Electrolux AB, Class B *	4,544	40,635
Gree Electric Appliances Inc of Zhuhai, Class A	30,000	162,713
LG Electronics, Inc.	378	27,180
Nikon Corp.	5,400	54,412
Panasonic Holdings Corp.	31,200	296,549
Sekisui House Ltd.	9,700	220,092
Sony Group Corp.	1,200	102,521
Taylor Wimpey PLC	26,811	46,417
		950,519
Household Products - 0.2%
Essity AB, Class B	1,481	35,208
Henkel AG & Co. KGaA	256	18,458
Reckitt Benckiser Group PLC	1,595	90,912
Unicharm Corp.	2,500	79,603
		224,181
Independent Power and Renewable Electricity Producers - 0.2%
B Grimm Power PCL	10,800	8,214
China Longyuan Power Group Corp. Ltd., Class H	28,000	19,605
Energy Absolute PCL, NVDR	50,800	47,685
RWE AG	4,561	154,968
		230,472
Industrial Conglomerates - 2.4%
Alfa SAB de CV, Class A	18,300	13,619
CK Hutchison Holdings Ltd.	40,000	193,191
GS Holdings Corp.	764	27,524
Hikari Tsushin, Inc.	300	56,156
Hitachi Ltd.	9,700	881,585
Jardine Cycle & Carriage Ltd.	10,600	189,836
Jardine Matheson Holdings Ltd.	4,600	171,580
Samsung C&T Corp.	646	76,824
Siemens AG	7,744	1,480,008
SM Investments Corp.	920	15,908

	Shares/ Principal	Fair Value

Industrial Conglomerates (continued)
Smiths Group PLC	12,369	$256,487
		3,362,718
Industrial REITs - 0.0%†
Warehouses De Pauw CVA	1,015	29,005
Insurance - 3.9%
AIA Group Ltd.	106,000	711,727
Allianz SE	454	136,211
ASR Nederland NV	939	46,031
Assicurazioni Generali SpA	3,176	80,470
Aviva PLC	2,568	16,110
AXA SA	5,418	203,718
BB Seguridade Participacoes SA	10,028	65,290
China Life Insurance Co. Ltd., Class H	64,000	76,786
Dai-ichi Life Holdings, Inc.	5,400	137,368
Fairfax Financial Holdings Ltd.	237	255,713
Japan Post Holdings Co. Ltd.	48,900	491,924
Legal & General Group PLC	15,393	49,468
Manulife Financial Corp.	23,426	585,628
MS&AD Insurance Group Holdings, Inc.	32,100	565,136
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	432	211,025
NN Group NV	5,223	241,541
Old Mutual Ltd.	29,187	18,111
Phoenix Group Holdings PLC	3,233	22,569
Ping An Insurance Group Co. of China Ltd., Class H	66,500	280,820
Porto Seguro SA	3,608	22,547
Poste Italiane SpA (a)	3,979	49,870
QBE Insurance Group Ltd.	9,336	110,426
Samsung Fire & Marine Insurance Co. Ltd.	77	17,673
Samsung Life Insurance Co. Ltd.	645	45,755
Sanlam Ltd.	25,363	92,940
Sompo Holdings, Inc.	6,000	125,277
T&D Holdings, Inc.	2,900	50,328
Tokio Marine Holdings, Inc.	21,000	655,621
Tryg A/S	726	14,948
		5,381,031
Interactive Media & Services - 1.8%
Auto Trader Group PLC (a)	2,686	23,758
Autohome, Inc., ADR	681	17,856
Baidu, Inc., Class A *	16,338	214,390
Kakaku.com, Inc.	2,200	26,638
Kakao Corp.	898	36,287
Kuaishou Technology *,(a)	12,400	77,713
NAVER Corp.	1,204	167,330
REA Group Ltd.	1,323	160,084
Rightmove PLC	9,331	64,784
Scout24 SE (a)	1,657	125,019

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2024

	Shares/ Principal	Fair Value

Interactive Media & Services (continued)
Tencent Holdings Ltd.	41,100	$1,595,382
		2,509,241
IT Services - 1.3%
Capgemini SE	328	75,559
CGI, Inc. *	6,470	714,485
Nomura Research Institute Ltd.	3,300	92,822
Obic Co. Ltd.	500	75,374
Otsuka Corp.	800	16,920
Samsung SDS Co. Ltd.	746	90,656
Shopify, Inc., Class A *	10,144	783,335
		1,849,151
Leisure Products - 0.1%
BRP, Inc.	900	60,488
Sega Sammy Holdings, Inc.	10,500	129,494
		189,982
Life Sciences Tools & Services - 0.2%
Lonza Group AG	165	98,960
Pharmaron Beijing Co. Ltd., Class H (a)	8,550	10,466
Samsung Biologics Co. Ltd. *,(a)	154	95,288
WuXi AppTec Co. Ltd., Class H (a)	11,400	54,040
		258,754
Machinery - 1.5%
Amada Co. Ltd.	18,300	208,519
Atlas Copco AB, Class A	6,817	115,268
Atlas Copco AB, Class B	4,865	71,956
DMG Mori Co. Ltd.	10,800	284,085
GEA Group AG	2,687	113,728
IMI PLC	3,274	75,066
Komatsu Ltd.	8,400	247,707
Kone Oyj, Class B	1,793	83,538
Kubota Corp.	15,300	239,238
SKF AB, Class B	5,416	110,674
Toyota Industries Corp.	1,400	145,370
Trelleborg AB, Class B	5,722	204,904
Wartsila OYJ Abp	1,300	19,782
Weichai Power Co. Ltd., Class A	73,400	165,640
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	15,200	9,419
		2,094,894
Marine Transportation - 0.1%
AP Moller - Maersk A/S, Class B	11	14,325
COSCO SHIPPING Holdings Co. Ltd., Class A	11,300	16,229
COSCO SHIPPING Holdings Co. Ltd., Class H	19,550	20,558
Kuehne + Nagel International AG	72	20,065
Precious Shipping PCL, NVDR	37,300	7,820
		78,997
Media - 0.5%
Informa PLC	19,531	205,078

	Shares/ Principal	Fair Value

Media (continued)
MultiChoice Group *	1,493	$8,957
Publicis Groupe SA	3,322	362,543
WPP PLC	13,713	130,546
		707,124
Metals & Mining - 3.6%
Aluminum Corp. of China Ltd., Class H	146,000	92,714
Anglo American Platinum Ltd.	982	39,853
Anglo American PLC	7,461	183,959
Anglo American PLC	6,705	164,705
Anglogold Ashanti PLC	5,485	122,435
ArcelorMittal SA	24,048	661,113
Baoshan Iron & Steel Co. Ltd., Class A	16,900	15,129
Barrick Gold Corp.	21,489	357,766
BHP Group Ltd.	40,923	1,181,928
BHP Group Ltd.	2,965	85,211
CMOC Group Ltd., Class H	51,000	43,334
Endeavour Mining PLC	707	14,378
Fortescue Ltd.	4,788	80,279
Franco-Nevada Corp.	1,048	124,993
Glencore PLC	31,214	171,644
Gold Fields Ltd.	2,372	38,067
Grupo Mexico SAB de CV, Series B	25,451	150,255
Kinross Gold Corp.	2,852	17,514
MMG Ltd. *	40,000	15,690
POSCO Holdings, Inc.	124	38,777
Press Metal Aluminium Holdings BHD	102,200	100,624
Rio Tinto Ltd.	1,471	116,851
Rio Tinto PLC	4,255	269,670
Shandong Nanshan Aluminum Co. Ltd., Class A	29,400	13,709
Vale SA	35,032	427,196
Wheaton Precious Metals Corp.	4,545	214,277
Zhaojin Mining Industry Co. Ltd., Class H	15,000	20,354
Zijin Mining Group Co. Ltd., Class H	88,000	175,630
		4,938,055
Multi-Utilities - 0.6%
A2A SpA	59,795	108,072
AGL Energy Ltd.	5,948	32,363
Engie SA	33,841	566,864
National Grid PLC	3,990	53,730
Veolia Environnement SA	2,411	78,455
		839,484
Oil, Gas & Consumable Fuels - 4.3%
Aker BP ASA	4,584	114,002
Ampol Ltd.	3,842	99,734
BP PLC	168,904	1,057,665
Canadian Natural Resources Ltd.	11,135	850,234
Cenovus Energy, Inc.	5,906	118,186

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2024

	Shares/ Principal	Fair Value

Oil, Gas & Consumable Fuels (continued)
China Petroleum & Chemical Corp., Class H	144,000	$81,692
Crescent Point Energy Corp.	3,537	28,960
Enerplus Corp.	1,829	35,965
Eni SpA	1,324	20,946
Equinor ASA	10,788	284,800
OMV AG	783	37,090
Pembina Pipeline Corp.	10,062	355,488
PetroChina Co. Ltd., Class A	14,900	19,070
PetroChina Co. Ltd., Class H	270,000	230,794
Petroleo Brasileiro SA	2,330	17,842
Petronas Dagangan BHD	10,400	47,243
PTT Exploration & Production PCL, NVDR	18,900	77,180
PTT PCL, NVDR	117,700	108,063
Repsol SA	18,687	311,610
Shell PLC	44,503	1,475,733
S-Oil Corp.	753	43,572
Star Petroleum Refining PCL, NVDR *	47,400	11,432
TotalEnergies SE	3,013	206,534
Tourmaline Oil Corp.	1,673	78,294
Ultrapar Participacoes SA	27,650	157,706
Whitecap Resources, Inc.	6,700	50,748
		5,920,583
Paper & Forest Products - 0.1%
UPM-Kymmene Oyj	3,347	111,588
West Fraser Timber Co. Ltd.	1,051	90,837
		202,425
Passenger Airlines - 0.3%
Air China Ltd., Class H *	20,000	9,711
ANA Holdings, Inc.	2,100	43,847
China Eastern Airlines Corp. Ltd., Class A *	18,600	9,393
Deutsche Lufthansa AG *	2,651	20,846
Korean Air Lines Co. Ltd.	1,051	16,941
Qantas Airways Ltd. *	20,780	73,885
Singapore Airlines Ltd.	65,800	312,033
		486,656
Personal Care Products - 1.1%
Beiersdorf AG	644	93,861
Kao Corp.	10,400	388,664
Kobayashi Pharmaceutical Co. Ltd.	1,700	55,096
LG H&H Co. Ltd.	67	19,235
L'Oreal SA	47	22,266
Shiseido Co. Ltd.	3,500	95,510
Unilever PLC	8,507	427,405
Unilever PLC	7,220	362,592
		1,464,629
Pharmaceuticals - 6.4%
Aspen Pharmacare Holdings Ltd.	3,918	45,391

	Shares/ Principal	Fair Value

Pharmaceuticals (continued)
Astellas Pharma, Inc.	32,000	$343,586
AstraZeneca PLC	8,854	1,194,315
Bayer AG	1,736	53,303
CSPC Pharmaceutical Group Ltd.	153,040	120,258
Daiichi Sankyo Co. Ltd.	10,400	329,705
GSK PLC	32,734	706,527
Kyowa Kirin Co. Ltd.	3,100	55,611
Novartis AG	15,482	1,501,790
Novo Nordisk A/S, Class B	23,470	2,994,876
Ono Pharmaceutical Co. Ltd.	1,800	29,460
Otsuka Holdings Co. Ltd.	3,700	153,310
Recordati Industria Chimica e Farmaceutica SpA	376	20,807
Roche Holding AG (Common share)	318	85,793
Roche Holding AG (Common share, participation certificates)	1,421	362,389
Sanofi SA	4,708	462,499
Santen Pharmaceutical Co. Ltd.	9,300	91,344
Sino Biopharmaceutical Ltd.	84,000	32,413
Takeda Pharmaceutical Co. Ltd.	5,200	144,409
Teva Pharmaceutical Industries Ltd., ADR *	10,408	146,857
UCB SA	674	83,274
		8,957,917
Professional Services - 2.1%
Adecco Group AG	862	34,128
Bureau Veritas SA	1,586	48,440
Experian PLC	9,417	410,889
Intertek Group PLC	6,792	427,713
Recruit Holdings Co. Ltd.	13,700	600,068
RELX PLC	11,281	487,945
Teleperformance SE	483	46,989
Thomson Reuters Corp.	278	43,305
Wolters Kluwer NV	4,977	780,473
		2,879,950
Real Estate Management & Development - 1.1%
Central Pattana PCL, NVDR	9,900	17,026
China Overseas Land & Investment Ltd.	25,000	35,968
China Resources Land Ltd.	18,000	56,922
CK Asset Holdings Ltd.	27,500	113,142
Colliers International Group, Inc.	169	20,677
Daito Trust Construction Co. Ltd.	1,000	113,780
Daiwa House Industry Co. Ltd.	1,200	35,577
FirstService Corp.	1,852	306,899
Greenland Holdings Corp. Ltd., Class A *	45,800	12,294
Hulic Co. Ltd.	8,900	91,149
Mitsubishi Estate Co. Ltd.	4,600	83,432
Mitsui Fudosan Co. Ltd.	15,600	167,343

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2024

	Shares/ Principal	Fair Value

Real Estate Management & Development (continued)
Nomura Real Estate Holdings, Inc.	700	$19,717
Shenzhen Overseas Chinese Town Co. Ltd., Class A *	186,600	70,742
Sino Land Co. Ltd.	14,000	14,543
SM Prime Holdings, Inc.	21,800	12,681
Sun Hung Kai Properties Ltd.	3,500	33,741
Swire Properties Ltd.	65,000	136,537
Tricon Residential, Inc.	12,093	134,938
Wharf Real Estate Investment Co. Ltd.	23,000	74,791
		1,551,899
Retail REITs - 0.0%†
CapitaLand Integrated Commercial Trust	21,300	31,249
Semiconductors & Semiconductor Equipment - 3.7%
Advantest Corp.	3,900	172,523
ASML Holding NV	2,452	2,362,688
BE Semiconductor Industries NV	111	17,011
Disco Corp.	1,100	401,130
Inari Amertron BHD	82,400	55,015
Infineon Technologies AG	772	26,276
Lasertec Corp.	200	56,731
Renesas Electronics Corp.	6,800	120,593
SCREEN Holdings Co. Ltd.	1,400	180,290
SK Hynix, Inc.	2,494	330,125
Tokyo Electron Ltd.	5,300	1,374,859
		5,097,241
Software - 2.6%
Constellation Software, Inc.	136	371,846
Dassault Systemes SE	9,344	414,156
Kingdee International Software Group Co. Ltd. *	25,000	28,206
Nemetschek SE	1,339	132,638
Nice Ltd. *	628	164,075
Open Text Corp.	1,767	68,630
Oracle Corp. Japan	200	14,992
SAP SE	10,059	1,960,467
Temenos AG	2,386	170,811
TOTVS SA	4,800	27,320
Trend Micro, Inc.	1,100	55,710
Xero Ltd. *	1,640	142,644
		3,551,495
Specialty Retail - 1.0%
Avolta AG *	3,422	142,587
Fast Retailing Co. Ltd.	800	246,906
Foschini Group Ltd. (The)	1,691	8,890
H & M Hennes & Mauritz AB, Class B	9,407	153,590
Industria de Diseno Textil SA	14,490	730,348
Lojas Renner SA	4,495	15,203

	Shares/ Principal	Fair Value

Specialty Retail (continued)
Zalando SE *,(a)	2,302	$65,858
		1,363,382
Technology Hardware, Storage & Peripherals - 1.8%
Canon, Inc.	5,100	151,674
FUJIFILM Holdings Corp.	4,800	107,452
Lenovo Group Ltd.	76,000	88,076
Logitech International SA	4,400	394,520
Ricoh Co. Ltd.	5,200	46,092
Samsung Electronics Co. Ltd.	26,852	1,611,618
Xiaomi Corp., Class B *,(a)	88,400	168,748
		2,568,180
Textiles, Apparel & Luxury Goods - 2.2%
adidas AG	748	167,223
ANTA Sports Products Ltd.	14,200	150,955
Gildan Activewear, Inc.	7,781	289,046
Hermes International SCA	425	1,085,994
HUGO BOSS AG	736	43,416
LVMH Moet Hennessy Louis Vuitton SE	1,191	1,072,372
Moncler SpA	650	48,564
Pandora A/S	1,087	175,409
Xtep International Holdings Ltd.	22,000	13,633
		3,046,612
Tobacco - 1.0%
British American Tobacco PLC	18,787	571,008
Imperial Brands PLC	4,942	110,501
Japan Tobacco, Inc.	24,900	662,706
		1,344,215
Trading Companies & Distributors - 1.5%
Ashtead Group PLC	922	65,690
Brenntag SE	631	53,210
Bunzl PLC	2,083	80,203
ITOCHU Corp.	7,500	320,328
Marubeni Corp.	5,800	100,042
Mitsubishi Corp.	32,500	747,943
Mitsui & Co. Ltd.	10,400	483,975
Rexel SA	1,450	39,197
Sumitomo Corp.	3,600	86,346
Toyota Tsusho Corp.	800	54,604
		2,031,538
Transportation Infrastructure - 0.2%
Flughafen Zurich AG	582	132,205
Grupo Aeroportuario del Centro Norte SAB de CV	1,800	17,696
Grupo Aeroportuario del Pacifico SAB de CV, Class B	2,161	34,714
Transurban Group	5,881	51,106
		235,721
Wireless Telecommunication Services - 0.6%
KDDI Corp.	1,300	38,378

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2024

	Shares/ Principal	Fair Value

Wireless Telecommunication Services (continued)
MTN Group Ltd.	10,247	$50,726
SK Telecom Co. Ltd.	749	29,654
SoftBank Corp.	15,600	200,070
SoftBank Group Corp.	5,500	325,686
Vodacom Group Ltd.	2,599	13,526
Vodafone Group PLC	232,156	206,639
		864,679
Total Common Stocks
(Cost - $100,553,772)		119,419,037
Exchange Traded Funds - 5.8%
Equity Funds - 5.8%
iShares MSCI Saudi Arabia ETF	41,246	1,821,423
iShares MSCI Taiwan ETF	128,668	6,263,558
Total Exchange Traded Funds
(Cost - $6,748,585)		8,084,981
Preferred Stocks - 0.7%
Automobiles - 0.0%†
Bayerische Motoren Werke AG	309	33,172
Volkswagen AG	118	15,655
		48,827
Banks - 0.3%
Banco Bradesco SA	57,243	163,533
Bancolombia SA	1,950	16,588
Itau Unibanco Holding SA	34,366	238,579
		418,700
Chemicals - 0.0%†
Braskem SA, Class A *	10,152	53,705
Electric Utilities - 0.0%†
Energisa S/A	2,352	3,844
Household Products - 0.1%
Henkel AG & Co. KGaA	721	58,012
Metals & Mining - 0.0%†
Gerdau SA	4,321	19,164
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A	17,187	34,439
		53,603
Oil, Gas & Consumable Fuels - 0.1%
Petroleo Brasileiro SA	18,232	136,588
Technology Hardware, Storage & Peripherals - 0.2%
Samsung Electronics Co. Ltd.	4,374	218,334
Total Preferred Stocks
(Cost - $960,963)		991,613
Warrants - 0.0%†
Constellation Software, Inc., expires 3/31/40* (Cost - $0)	104	0

	Shares/ Principal	Fair Value
Short-Term Investments - 6.1%
Money Market Funds - 6.1%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 5.21%(b) (Cost - $8,415,813)	8,415,813	$8,415,813
Total Investments - 98.5%
(Cost - $116,679,133)		$136,911,444
Other Assets Less Liabilities - Net 1.5%		2,059,138
Total Net Assets - 100.0%		$138,970,582

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2024

*	Non-income producing security.
†	Represents less than 0.05%.
(a)	144A - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of March 31, 2024, these securities amounted to $2,243,370 or 1.6% of net assets.
(b)	The rate shown is the annualized seven-day yield at period end.

ADR	-	American Depositary Receipt
CVA	-	Certificate Van Aandelen (Bearer)
NVDR	-	Non-Voting Depositary Receipt
PLC	-	Public Limited Company

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2024

Futures Contracts
	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI EAFE Future	Goldman Sachs & Co.	18	6/21/2024	$2,121,390	$19,359
MSCI Emerging Market Index Future	Goldman Sachs & Co.	17	6/21/2024	891,650	(5,916)
MSCI India Index Future	Goldman Sachs & Co.	52	6/21/2024	6,325,800	(62,515)
S&P/TSX 60 Index Future	Goldman Sachs & Co.	1	6/20/2024	198,249	3,401

TOTAL NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS					$(45,671)